Debt - Schedule of debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Feb. 03, 2023
Debt
Total outstanding debt	$ 13,750	$ 38,268
Convertible Securities Notes
Debt
Total outstanding debt	$ 13,750
October 2022 Convertible Notes measured at fair value
Debt
Total outstanding debt		12,561
April 2023 Convertible Notes measured at fair value
Debt
Total outstanding debt		14,757
November 2023 Convertible Notes measured at fair value
Debt
Total outstanding debt		9,112
SVB term loan
Debt
Total outstanding debt		$ 1,838	$ 1,000